Cover	Dec. 29, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2019
Entity File Number	001-38228
Entity Registrant Name	MAXAR TECHNOLOGIES INC.
Entity Central Index Key	0001121142
Entity Tax Identification Number	83-2809420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1300 W. 120th Avenue
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80234
City Area Code	303
Local Phone Number	684-2207
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, at $0.0001 par value
Trading Symbol	MAXR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Stock, at $0.01 par value